COLUMBIA INTERNATIONAL STOCK FUND       Prospectus, February 26, 2005


CLASS G SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------

TABLE OF CONTENTS



THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  12
Fund Policy on Trading of Fund Shares................  13
Distribution and Service Fees........................  15
Other Information About Your Account.................  16


MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Managers...................................  20
Legal Proceedings....................................  20


FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------



Class G shares are sold only to investors who received (and who have continuously held) Class G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the United States.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
While the Fund's investments are not limited by market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Fund intends to invest principally in the equity securities of companies located in the following countries or regions: Australia, Brazil, Canada, China, Denmark, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Mexico, The Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and the United Kingdom.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund is also subject to Foreign Currency Risk. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond, an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of

                                                                            ----

THE FUND


equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class G shares have not been offered for a full calendar year, the information provided in the bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares from November 1, 2002 until December 31, 2004, and prior to November 1, 2002, Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B and Class Z shares, adjusted to reflect the sales charges of Class G, compared with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class G share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.



              The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") and the Morgan Stanley Capital International All Country World Ex US Index (the "MSCI AC World Ex US Index"). The MSCI EAFE Index is an unmanaged index representing major stock markets in Europe, Australasia and the Far East. The MSCI AC World Ex US Index is also an unmanaged index representing both developed and emerging markets of 49 countries, excluding the United States. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

                                                                            ----

THE FUND


CALENDAR YEAR TOTAL RETURNS (CLASS G)(1)



                                  (BAR CHART)

                        5.15%     16.59%     11.47%     12.83%     57.93%                                      31.04%     12.49%
                                                                              -22.64%    -18.47%    -16.35%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




                                                     For the periods shown in
                                                     bar chart:

                                                     Best quarter: 4th quarter
                                                     1999, +34.96%
                                                     Worst quarter: 3rd quarter
                                                     2002, -18.71%


(1)Class G performance information includes returns of the Fund's Class B shares for the period from November 1, 2002 through December 31, 2004 and for the periods prior thereto, the Fund's Class Z shares (the oldest existing Fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee.


----
 6

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                             INCEPTION
                                                            DATE 3/18/05         1 YEAR         5 YEARS         10 YEARS
Class G (%)
  Return Before Taxes                                                             7.49           -5.39            6.59
  Return After Taxes on Distributions                                             7.87           -6.03            5.40
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          5.25           -4.66            5.24
------------------------------------------------------------------------------------------------------------------------
MSCI AC World Ex US Index (%)                                                    21.37            0.02            6.02
------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                                              20.25           -1.13            5.62



(1) Class G performance information includes returns of the Fund's Class B shares for the period from November 1, 2002 through December 31, 2004 and for the periods prior thereto, the Fund's Class Z shares (the oldest existing Fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.



              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class G shares convert to Class A shares after eight years
             -------------------------------------------------------------------
                                                                            ----

THE FUND


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00
-----------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                5.00
-----------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)(3)



 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.



 (3) A Redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For information, see "Fund Policy on Trading Fund Shares" below.



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                                CLASS G
Management fee(1) (%)                                             .98%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         .95%
-----------------------------------------------------------------------
Other expenses(2)(3) (%)                                         1.24%
-----------------------------------------------------------------------
Total annual fund operating expenses(1)(2)(3) (%)                2.17%



 (1) The Fund's advisor has voluntarily agreed to waive 0.10% of the management fee. If this waiver were reflected in the table, the management fee would be 0.88%. This arrangement may be modified or terminated by the advisor at any time.



 (2) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.



 (3) Because Class G shares have not been offered for a full calendar year, the expenses provided are estimates based on Class B shares for the Fund's last fiscal year. The Fund's advisor has voluntarily agreed to waive 0.11% of the transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.13% and the total annual fund operating expenses for Class G shares would be 1.96% taking into consideration waiver discussed in note 5. This arrangement may be modified or terminated by the advisor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                          1 YEAR          3 YEARS         5 YEARS         10 YEARS
Class G:
  did not sell your shares                                      $220           $  679          $1,164           $2,326
  sold all your shares at the end of the period                 $720           $1,079          $1,464           $2,326


----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.



             -------------------------------------------------------------------
INVESTMENT MINIMUMS



                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25


             -------------------------------------------------------------------

The initial investment minimum of $1,000 is waived on these plans. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:



METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging Class G shares you own in a different fund distributed by Columbia Funds Distributor,
                       Inc. for shares of the same class (and, in some cases,
                       certain other classes) of the Fund at no additional cost.
                       There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.



SALES CHARGES

--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.



CLASS G SHARES Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.


----
 10

YOUR ACCOUNT


CLASS G SALES CHARGES



                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        4.00
------------------------------------------------------------------------------------
Through fourth year                                                       4.00
------------------------------------------------------------------------------------
Through fifth year                                                        3.00
------------------------------------------------------------------------------------
Through sixth year                                                        2.00
------------------------------------------------------------------------------------
Through seventh year                                                      1.00
------------------------------------------------------------------------------------
Longer than seven years                                                   0.00



Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


              Certain investments in G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

             -------------------------------------------------------------------


HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------
You may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class B shares acquired upon exchange of Class G shares may not be further exchanged for Class G shares. Unless your

                                                                            ----

YOUR ACCOUNT



account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" also means
(i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 12

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:



METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                       B shares for Class G shares) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-345-6611.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-345-6611, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds, including the Fund, impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of the purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

----
 14

YOUR ACCOUNT


The Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

- shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

- shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary is unable for administrative reasons to assess the redemption fee to underlying shareholders

- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

- shares that were purchased by reinvested dividends (automatic)

- the following retirement plan distributions:


     - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy"
       plan)



     - distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.


As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The plan also permits the Fund to pay your financial advisor fees for certain services provided regarding your Class G shares. The annual fees for shareholder liaison services and administration support may equal up to 0.25%. The annual distribution fee may equal up to 0.75%. Distribution and service fees are paid out of the assets of this class. Over time, these fees will reduce the return on your investment and


                                                                            ----

YOUR ACCOUNT


may cost you more than paying other types of sales charges. Class G shares automatically convert to Class A shares after eight years, eliminating a portion of these fees upon conversion. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.



ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are

----
 16

YOUR ACCOUNT


traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.



DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS


Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund declares and pays dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT


DISTRIBUTION OPTIONS



Reinvest all distributions in additional shares of your
current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


----
 18

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.92% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PENELOPE L. BURGESS, a Senior Vice President of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2004. Ms. Burgess has served as an equity analyst for the Fund since 1997. Ms. Burgess has been associated with Columbia Management or its predecessors since November, 1993.



DEBORAH F. SNEE, a Senior Vice President of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since March, 1999. Previously, Ms. Snee was a portfolio manager at Progress Investment Management and an analyst at Sit/Kim International Investments from 1993-1998.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.



On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.



Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the


                                                                            ----

MANAGING THE FUND



independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.



A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.


----
 20

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Because the Class G shares have not commenced investment operations, information is shown for the Fund's Class Z shares for the last five fiscal years. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND


                                            YEAR ENDED      PERIOD ENDED
                                            AUGUST 31,       AUGUST 31,                    YEAR ENDED DECEMBER 31,
                                               2004           2003(A)         2002(B)         2001          2000          1999
                                             Class Z         Class Z          Class Z       Class Z       Class Z       Class Z
                                              -------          -------        -------       -------       -------       -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                         11.40            10.05          12.03         14.77         22.81         15.45
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)                   0.11(c)          0.07(c)          --(c)(d)    0.01         (0.04)        (0.05)
  Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital gains tax         1.67             1.27          (1.94)        (2.74)        (5.17)         9.00
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 1.78             1.34          (1.94)        (2.73)        (5.21)         8.95
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                    (0.04)              --          (0.01)        (0.01)           --            --
  From net realized gains                          --               --             --         (2.83)        (1.59)        (0.01)
  Return of capital                                --               --          (0.03)           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.04)              --          (0.04)        (0.01)        (2.83)        (1.59)
--------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to paid-in
  capital                                          --(c)(d)       0.01(a)          --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                               13.14            11.40          10.05         12.03         14.77         22.81
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                15.65(f)         13.43(f)(g)   (16.10)(f)    (18.47)       (22.64)        57.93
--------------------------------------------------------------------------------------------------------------------------------
RATIO/SUPPLEMENTAL DATA:
  Net assets, end of period (in
  thousands)($)                               558,082          248,718        143,332       135,626       175,316       239,223
  Ratio of expenses to average net
  assets(h) (%)                                  1.10             1.47(i)        1.49          1.56          1.42          1.48
  Ratio of net investment income (loss)
  to average net assets(h)                       0.81             1.03(i)       (0.02)        (0.06)        (0.19)        (0.35)
  Waiver (%)                                     0.18             0.12(i)        0.12            --            --            --
Portfolio turnover rate (%)                        90               43(g)          96           130           112            94



 (a) The Fund changed its fiscal year end from December 31 to August 31.


 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Rounds to less than $0.01 per share.


 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Had the Advisor not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

                                                                            ----

NOTES

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 22

NOTES

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                                                                              23

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia International Stock Fund, Inc.: 811-07024

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         A Member of Columbia Management Group

         (C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
         ONE FINANCIAL CENTER, BOSTON, MA 02111-2621

         800.426.3750  WWW.COLUMBIAFUNDS.COM                    115-01/791U-0305